Equity (Details) - Schedule of Perpetual Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Perpetual Bonds [Line Items]
Total	$ 608,721	$ 590,247
Perpetual bond [Member]
Equity (Details) - Schedule of Perpetual Bonds [Line Items]
Total	608,721	590,247
US$ Bonds [Member]
Equity (Details) - Schedule of Perpetual Bonds [Line Items]
Total	$ 608,721	$ 590,247